Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

NOTE 14.    Income Taxes

The Parent has elected to be taxed as a REIT under the applicable provisions of the Code beginning with the year ended December 31, 1985 and Janus Living has elected REIT status. Certain of the entities combined and consolidated within the Company have elected to be treated as TRSs (the “TRS entities”), which are subject to federal and state income taxes. Entities other than TRS entities are also subject to state and local income taxes.

The total income tax benefit (expense) consists of the following components (in thousands):

	December 31,
	2025	2024
Current
Federal	$(1,674)	$(688)
State	(737)	(680)
Total current	$(2,411)	$(1,368)
Deferred
Federal	$(6,852)	$7,183
State	(2,076)	5,675
Total deferred	$(8,928)	$12,858
Total income tax benefit (expense)	$(11,339)	$11,490

The following table reconciles income tax benefit (expense) at statutory rates to actual income tax benefit (expense) recorded for the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
Tax at statutory rate on earnings before income taxes and noncontrolling interest	$(4,052)	$13,010
State income tax benefit (expense), net of federal tax	(2,128)	205
Gross receipts and margin taxes	(129)	(124)
Change in valuation allowance for deferred tax assets	—	10,811
Tax at statutory rate on earnings not subject to federal income taxes	(5,552)	(12,128)
Other	522	(284)
Total income tax benefit (expense)	$(11,339)	$11,490

The tax effects of temporary differences and carryforwards included in the net deferred tax assets are summarized as follows (in thousands):

	December 31,
	2025	2024
Deferred tax assets:
Deferred revenue	$93,491	$92,699
Net operating loss carryforward	37,464	46,438
Expense accruals	13,427	12,878
Other	—	35
Total deferred tax assets	$144,382	$152,050
Valuation allowance	—	—
Deferred tax assets, net of valuation allowance	$144,382	$152,050
Deferred tax liabilities:
Real estate	$(37,308)	$(35,962)
Other	—	(86)
Deferred tax liabilities	$(37,308)	$(36,048)
Net deferred tax assets	$107,074	$116,002

The Company records a valuation allowance against deferred tax assets in certain jurisdictions when it is not more likely than not that it can realize the related deferred tax assets. The deferred tax asset valuation allowance is adequate to reduce the total deferred tax assets to an amount that the Company estimates will “more-likely-than-not” be realized. As of December 31, 2023, the Company had a valuation allowance against certain senior housing deferred tax assets generated by net operating losses (“NOLs”) of its TRS entities. During the year ended December 31, 2024, the Company completed a merger of certain TRS entities and as a result, reversed the deferred tax asset valuation allowance and recognized a corresponding income tax benefit. Therefore, as of December 31, 2025 and 2024, no deferred tax asset valuation allowance has been recognized.

At December 31, 2025, the Company had an NOL carryforward of $140 million related to the TRS entities, all of which may be carried forward indefinitely.

As of January 1, 2024 and for the years ended December 31, 2025 and 2024, the Company had no unrecognized tax benefits or related interest or penalties.

The Parent has filed numerous U.S. federal, state, and local income and franchise tax returns. The Parent is no longer subject to U.S. federal, state, or local tax examinations by taxing authorities for years prior to 2022.